Debt (Schedule of Maturities of Long-term Debt including Capital Lease Obligation) (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013
Schedule of Maturities of Long-term Debt including Capital Lease Obligation [Abstract]
Fiscal 2014	$ 1.5
Fiscal 2015	1.4
Fiscal 2016	0.4
Fiscal 2017	0
Fiscal 2018	$ 300.0